Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Trade and Other Receivables [line items]
Loans to customers	$ 5	$ 6
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	5,136	4,261
Loans to customers	68	58
Interest receivables	93	66
Other receivables	694	553
Trade and other receivable	5,992	4,939
Of Which: Neither Impaired Nor Past Due on the Reporting Date [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	4,798	3,990
Loans to customers	68	58
Interest receivables	93	64
Other receivables	669	532
Trade and other receivable	5,628	4,644
Of Which Not Impaired as of the Reporting Date and Past [member] | Less than 30 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	203	202
Loans to customers	0	0
Other receivables	10	10
Trade and other receivable	212	212
Of Which Not Impaired as of the Reporting Date and Past [member] | Between 30 and 59 Day [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	123	42
Loans to customers	0	0
Interest receivables	0	2
Other receivables	7	6
Trade and other receivable	130	50
Of Which Not Impaired as of the Reporting Date and Past [member] | Between 60 and 89 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	13	25
Loans to customers		0
Interest receivables	0	0
Other receivables	9	6
Trade and other receivable	22	30
Of Which Not Impaired as of the Reporting Date and Past [member] | More Than 90 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 0	3
Trade and other receivable		$ 3